Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Diluted LOSS PER SHARE	$ (1.08)	$ (0.98)	$ (0.36)
Diluted WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	25,622,195	24,820,313	23,638,751